Summary of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	1,302,603
Weighted- Average Remaining Contractual Life (in Years)	5 years
Stock Options Outstanding	1,759,367	1,135,532	1,435,869	1,488,545
Exercise Price Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	3.70
Exercise Price, upper range limit	3.70
Options Exercisable	117,896
Weighted- Average Remaining Contractual Life (in Years)	7 months 6 days
Stock Options Outstanding	117,896
Exercise Price Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	4.93
Exercise Price, upper range limit	5.20
Options Exercisable	357,218
Weighted- Average Remaining Contractual Life (in Years)	2 years 2 months 12 days
Stock Options Outstanding	357,218
Exercise Price Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	6.62
Exercise Price, upper range limit	6.62
Options Exercisable	327,995
Weighted- Average Remaining Contractual Life (in Years)	4 years 3 months 18 days
Stock Options Outstanding	327,995
Exercise Price Range Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	7.30
Exercise Price, upper range limit	7.95
Options Exercisable	98,534
Weighted- Average Remaining Contractual Life (in Years)	2 years 6 months
Stock Options Outstanding	98,534
Exercise Price Range Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	8.55
Exercise Price, upper range limit	8.75
Options Exercisable	131,631
Weighted- Average Remaining Contractual Life (in Years)	4 years 9 months 18 days
Stock Options Outstanding	137,577
Exercise Price Range Six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	8.88
Exercise Price, upper range limit	8.88
Options Exercisable	269,329
Weighted- Average Remaining Contractual Life (in Years)	4 years 9 months 18 days
Stock Options Outstanding	291,264
Exercise Price Range Seven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	16.94
Exercise Price, upper range limit	17.55
Weighted- Average Remaining Contractual Life (in Years)	9 years 2 months 12 days
Stock Options Outstanding	167,319
Exercise Price Range Eight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, lower range limit	19.00
Exercise Price, upper range limit	19.00
Weighted- Average Remaining Contractual Life (in Years)	10 years
Stock Options Outstanding	261,564